                            MID-CAP GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

                                                                    NBAMG3790198

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Portfolio
   PORTFOLIO    CO-MANAGERS    JENNIFER    SILVER   AND    BROOKE    COBB   LOVE
SURPRISES -- POSITIVE EARNINGS SURPRISES THAT IS. THEIR RESEARCH REVEALS THAT THE STOCKS OF COMPANIES CONSISTENTLY EXCEEDING CONSENSUS EARNINGS ESTIMATES HAVE TENDED TO BE TERRIFIC PERFORMERS. THEY COMPUTER SCREEN THE MID-CAP GROWTH STOCK UNIVERSE TO ISOLATE STOCKS WHOSE MOST RECENT EARNINGS HAVE BEATEN THE STREET'S EXPECTATIONS. THEY THEN ROLL UP THEIR SLEEVES AND THROUGH DILIGENT FUNDAMENTAL RESEARCH, STRIVE TO IDENTIFY THOSE COMPANIES MOST LIKELY TO RECORD A STRING OF POSITIVE EARNINGS SURPRISES. THEIR GOAL IS TO INVEST TODAY IN THE FAST GROWING MID-SIZED COMPANIES THAT WILL COMPRISE TOMORROW'S FORTUNE 500.
   Since the Advisers Management Trust Mid-Cap Growth Portfolio is in its infancy, a review of 1997 is largely immaterial. We thought it more appropriate in this, our first opportunity to directly address the shareholders, to describe our investment discipline in some detail. Let us begin by saying we are growth stock investors in the purest sense of the term. We want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries. We are particularly biased towards companies that consistently beat consensus earnings estimates. Our research has revealed that stocks whose earnings consistently exceed expectations offered greater potential for long-term capital appreciation.
   We focus our research efforts on mid-cap stocks in new and/or rapidly evolving industries. The mid-cap growth sector is less widely followed by Wall Street analysts and therefore, less efficient than the large-cap stock market. By operating in the mid-cap arena we believe we are likely to identify more of our brand of growth stock opportunities. Considering the currently high valuations of large-cap growth stocks relative to mid-cap stocks with comparable or in many cases, better earnings growth potential, we believe the portfolio is particularly well positioned in today's market. This portfolio will use the Standard & Poors' MidCap 400/BARRA Growth Index* as its benchmark.
   Let us once again emphasize we are growth stock investors. But there is a value component to our discipline as well. Although the Portfolio may purchase securities at higher multiples to measures of economic value than other portfolios of the Advisers Management Trust, the kind of fast-growth companies we favor generally trade at what we believe are very reasonable multiples relative to projected annual earnings growth rates. Given the choice between two good companies with comparable earnings growth rates, we will select the one trading at the lower multiple to earnings growth.
   We are dispassionate sellers. If a stock does not live up to our earnings expectations or its valuation becomes excessive, we will sell and direct the assets to another more attractive opportunity. We will maintain a broadly diversified portfolio rather than heavily concentrating our holdings in just a few of the fastest growing industry groups.
   Perhaps the best way to demonstrate our investment discipline in action is to discuss several of the portfolio holdings at year end 1997. Be aware we may change our opinion on these and other portfolio holdings and may sell them at any time.
   Dura Pharmaceuticals is a mid-sized drug company with a diversified line of profitable drug products. The company also has approximately $400 million in cash (roughly $10 per share), which it can use to fund acquisitions of other pharmaceutical products. Finally, Dura has developed a new drug delivery system, Spiros-TM-, for the treatment of asthma, which could be a real blockbuster product and eventually represent 50% of the company's sales. The stock currently trades at 32 times our 1998 earnings estimate -- a nice discount to our 40% annual earnings growth rate projections. If the company can add to its product line through acquisition and Spiros lives up to its potential, earnings could grow materially faster than consensus estimates. In comparison, Pfizer, admittedly a great company, trades at 37 times consensus earnings estimates and over two times its projected 16% annual earnings growth rate. On a relative fundamental basis, we believe Dura Pharmaceuticals is a real growth-oriented bargain.
   CIENA Corporation makes systems that allow an optical fiber to carry 16 times the current capacity of data, graphic and voice information without requiring significant equipment upgrades. These are products that should be in great demand as telephone companies compete with cable television operators to increase digital transmission capacity. The company is the technology and market share leader in this business, which is expected to grow from $0 in 1996 to over $4 billion by 2001. CIENA reported third quarter 1997 earnings that tripled consensus estimates. Although earnings estimates were revised upward following this very pleasant third quarter surprise, we still think they are low, particularly if CIENA can close on contracts it has been working on with AT&T and several of the Regional Bell Operating Companies -- in the opinion of our research department and others on Wall Street, a reasonable proposition. At 38 times 1998 earnings estimates, the stock doesn't look cheap. But, that's less than one time our 60% annual five-year earnings growth rate projections -- in our eyes, a very compelling fundamental value.
   In closing, we are excited about the prospects for this new Portfolio. Mid-cap growth stocks have historically provided superior long-term performance and we believe they are particularly attractive at current valuation levels.

Sincerely,

              [SIG]                       [SIG]

Jennifer K. Silver and Brooke A. Cobb
PORTFOLIO CO-MANAGERS

*The  S&P MidCap 400/BARRA Growth Index is  a benchmark for mid-cap growth stock performance. It is constructed of companies in the S&P MidCap 400 Index, which is a market-value weighted index for mid-cap stock price movement, with higher price-to-book ratios than the companies in its value index counterpart. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividend and capital gain distributions. The Portfolio invests in many securities not included in the above described index.

 The composition, industries and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Aggregate Total Return*
                                                                S&P MidCap 400/
                            Mid-Cap Growth Portfolio      BARRA Growth Index(2)
Life of Fund                                 +17.20%                     +1.97%
                                                                S&P MidCap 400/
                            Mid-Cap Growth Portfolio         BARRA Growth Index
11/3/97                                      $10,000                    $10,000
12/31/97                                     $11,720                    $10,197

   The inception date of Neuberger&Berman Advisers Management Trust Mid-Cap Growth Portfolio-SM- (the "Fund") is 11/3/97.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P MidCap 400/BARRA Growth Index is a benchmark for mid-cap growth stock performance. It is constructed of companies in the S&P MidCap 400 Index, which is a market-value weighted index for mid-cap stock price movement, with higher price-to-book ratios than the companies in its value index counterpart. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                                        December 31,
                                                                            1997
                                                                        ------------
ASSETS
      Investment in Series, at value (Note A)                            $1,573,682
      Receivable for Trust shares sold                                      126,872
      Deferred organization costs (Note A)                                   12,042
      Receivable from administrator -- net (Note B)                           7,850
                                                                        ------------
                                                                          1,720,446
                                                                        ------------
LIABILITIES
      Accrued organization costs (Note A)                                    12,444
      Accrued expenses                                                        8,855
                                                                        ------------
                                                                             21,299
                                                                        ------------
NET ASSETS at value                                                      $1,699,147
                                                                        ------------

NET ASSETS consist of:
      Par value                                                          $      145
      Paid-in capital in excess of par value                              1,607,523
      Accumulated undistributed net investment income                           669
      Accumulated net realized gains on investment                           18,405
      Net unrealized appreciation in value of investment                     72,405
                                                                        ------------
NET ASSETS at value                                                      $1,699,147
                                                                        ------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                        144,925
                                                                        ------------

NET ASSET VALUE, offering and redemption price per share                     $11.72
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                                              For the
                                                                            Period from
                                                                         November 3, 1997
                                                                           (Commencement
                                                                         of Operations) to
                                                                           December 31,
                                                                               1997
                                                                        -------------------
INVESTMENT INCOME
    Investment income from Series (Note A)                                         $ 1,472
                                                                                    -------
    Expenses:
      Administration fee (Note B)                                                      241
      Shareholder reports                                                            6,683
      Custodian fees                                                                 1,666
      Legal fees                                                                       501
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                               402
      Trustees' fees and expenses                                                        3
      Auditing fees                                                                      2
      Expenses from Series (Notes A & B)                                             4,776
                                                                                    -------
        Total expenses                                                              14,274
      Expenses reimbursed by administrator and reduced by custodian
       fee expense offset arrangement (Note B)                                     (13,471)
                                                                                    -------
        Total net expenses                                                             803
                                                                                    -------
        Net investment income                                                          669
                                                                                    -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized gain on investment securities                                      18,405
    Net unrealized appreciation of investment securities                            72,405
                                                                                    -------
        Net gain on investments from Series (Note A)                                90,810
                                                                                    -------
        Net increase in net assets resulting from operations                       $91,479
                                                                                    -------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                                           Period from
                                                                        November 3, 1997
                                                                          (Commencement
                                                                        of Operations) to
                                                                          December 31,
                                                                              1997
                                                                        -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                                   $      669
    Net realized gain on investments from Series (Note A)                       18,405
    Net unrealized appreciation of investments from Series (Note A)             72,405
                                                                        -----------------
    Net increase in net assets resulting from operations                        91,479
                                                                        -----------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                                1,607,670
    Payments for shares redeemed                                                    (2)
                                                                        -----------------
    Net increase from Trust share transactions                               1,607,668
                                                                        -----------------
NET INCREASE IN NET ASSETS                                                   1,699,147
NET ASSETS:
    Beginning of period                                                             --
                                                                        -----------------
    End of period                                                           $1,699,147
                                                                        -----------------
    Accumulated undistributed net investment income at end of period        $      669
                                                                        -----------------
NUMBER OF TRUST SHARES:
    Sold                                                                       144,925
    Redeemed                                                                        --
                                                                        -----------------
    Net increase in shares outstanding                                         144,925
                                                                        -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Mid-Cap Growth Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Fund had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of the Trust. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Mid-Cap Growth Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $12,042. The accrued organization costs are payable to Neuberger&Berman Management Incorporated ("N&B Management"), the administrator of the Fund.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains N&B Management as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of .30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to N&B Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the period ended December 31, 1997, such excess expenses amounted to $13,432.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $39.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period ended December 31, 1997, additions and reductions in the Fund's investment in its Series amounted to $1,486,139 and $2, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                            Period from
                                                                        November 3, 1997(2)
                                                                          to December 31,
                                                                               1997
                                                                        -------------------
Net Asset Value, Beginning of Period                                                $10.00
                                                                                     ------
Income From Investment Operations
    Net Investment Income                                                              .01
    Net Gains or Losses on Securities (both realized and unrealized)                  1.71
                                                                                     ------
      Total From Investment Operations                                                1.72
                                                                                     ------
Net Asset Value, End of Period                                                      $11.72
                                                                                     ------
Total Return(3)(4)                                                                  +17.20%
                                                                                     ------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                                         $  1.7
                                                                                     ------
    Ratio of Gross Expenses to Average Net Assets(5)(6)(7)                            1.05%
                                                                                     ------
    Ratio of Net Expenses to Average Net Assets(6)(7)                                 1.00%
                                                                                     ------
    Ratio of Net Investment Income to Average Net Assets(6)(7)                         .83%
                                                                                     ------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period.
2) The date investment operations commenced.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for the fiscal period shown.
4) Not annualized.
5) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Mid-Cap Growth Portfolio

   We have audited the accompanying statement of assets and liabilities of Mid-Cap Growth Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mid-Cap Growth Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997, in conformity with generally accepted accounting principles.
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

 Number                                      Market
of Shares                                   Value(1)
---------                                  ----------
           COMMON STOCKS (99.4%)
BASIC MATERIALS (3.3%)
    1,100  Cytec Industries                $   51,631(2)
                                           ----------
CAPITAL GOODS (10.4%)
    2,900  Mettler-Toledo International        50,025(2)
    4,200  Philip Services                     60,375(2)
    1,350  USA Waste Services                  52,987(2)
                                           ----------
                                              163,387
                                           ----------
COMMUNICATIONS (5.6%)
    1,000  CIENA Corp.                         61,125(2)
    1,200  RSL Communications                  26,400(2)
                                           ----------
                                               87,525
                                           ----------
CONSUMER CYCLICALS (20.5%)
    2,500  Dollar Thrifty                      51,250(2)
      900  Hayes Lemmerz International         25,200(2)
      950  HON INDUSTRIES                      56,050
    1,450  Promus Hotel                        60,900(2)
    1,600  Robert Half International           64,000(2)
    1,900  TJX Cos.                            65,313
                                           ----------
                                              322,713
                                           ----------
CONSUMER STAPLES (6.2%)
      850  CKE Restaurants                     35,806
    1,800  General Nutrition                   61,200(2)
                                           ----------
                                               97,006
                                           ----------
ENERGY (11.3%)
      800  BJ Services                         57,550(2)
    2,100  Noble Drilling                      64,313(2)
    2,200  Oryx Energy                         56,100(2)
                                           ----------
                                              177,963
                                           ----------
FINANCIAL SERVICES (1.9%)
      500  Finova Group                        24,844
      150  FIRSTPLUS Financial Group            5,756(2)
                                           ----------
                                               30,600
                                           ----------

 Number                                      Market
of Shares                                   Value(1)
---------                                  ----------
HEALTH CARE (14.2%)
    1,600  Alternative Living Services     $   47,300(2)
    1,350  Dura Pharmaceuticals                61,931(2)
    1,050  Elan Corp. ADR                      53,747(2)
    1,600  Quintiles Transnational             61,200(2)
                                           ----------
                                              224,178
                                           ----------
TECHNOLOGY (21.8%)
    3,000  Applied Micro Circuits              37,125(2)
      900  BMC Software                        59,063(2)
    1,100  CHS Electronics                     18,837(2)
      850  Citrix Systems                      64,600(2)
      900  Network Appliance                   31,950(2)
    1,150  Network Associates                  60,806(2)
    1,600  Sterling Commerce                   61,500(2)
      300  Teradyne, Inc.                       9,600(2)
                                           ----------
                                              343,481
                                           ----------
UTILITIES (4.2%)
    1,400  AES Corp.                           65,275(2)
                                           ----------
           TOTAL COMMON STOCKS
           (COST $1,491,354)                1,563,759
                                           ----------
Principal
 Amount
---------
           U.S. TREASURY SECURITIES
           (31.8%)
$ 503,000  U.S. Treasury Bills, 4.50% -
           5.24%, due 1/8/98 - 2/26/98
           (COST $500,602)                    500,602(3)
                                           ----------
           TOTAL INVESTMENTS (131.2%)
           (COST $1,991,956)                2,064,361(4)
           Liabilities, less cash,
           receivables and other assets
           [(31.2%)]                         (490,678)
                                           ----------
           TOTAL NET ASSETS (100.0%)       $1,573,683
                                           ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At cost, which approximates market value.
4) At December 31, 1997, the cost of investments for Federal income tax purposes was $1,991,956. Gross unrealized appreciation of investments was $86,700 and gross unrealized depreciation of investments was $14,295, resulting in net unrealized appreciation of $72,405, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                        December 31,
                                                                            1997
                                                                        ------------
ASSETS
      Investments in securities, at market value* (Note A) -- see
       Schedule of Investments                                          $ 2,064,361
      Cash                                                                    4,448
      Deferred organization costs (Note A)                                   26,176
                                                                        ------------
                                                                          2,094,985
                                                                        ------------
LIABILITIES
      Payable for securities purchased                                      490,389
      Accrued organization costs (Note A)                                    27,050
      Accrued expenses                                                        3,423
      Payable to investment manager (Note B)                                    440
                                                                        ------------
                                                                            521,302
                                                                        ------------
NET ASSETS Applicable to Investors' Beneficial Interests                $ 1,573,683
                                                                        ------------

NET ASSETS consist of:
      Paid-in capital                                                   $ 1,501,278
      Net unrealized appreciation in value of investment securities          72,405
                                                                        ------------
NET ASSETS                                                              $ 1,573,683
                                                                        ------------
*Cost of investments                                                    $ 1,991,956
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                              For the
                                                                            Period from
                                                                         November 3, 1997
                                                                           (Commencement
                                                                         of Operations) to
                                                                           December 31,
                                                                               1997
                                                                        -------------------
INVESTMENT INCOME
    Interest income                                                                $ 1,472
                                                                                    -------
    Expenses:
      Investment management fee (Note B)                                               440
      Accounting fees                                                                1,611
      Custodian fees (Note B)                                                        1,339
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                               874
      Legal fees                                                                       501
      Auditing fees                                                                      8
      Trustees' fees and expenses                                                        3
                                                                                    -------
        Total expenses                                                               4,776
      Expenses reduced by custodian fee expense offset arrangement
       (Note B)                                                                        (39)
                                                                                    -------
        Total net expenses                                                           4,737
                                                                                    -------
        Net investment loss                                                         (3,265)
                                                                                    -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities sold                                 18,405
    Net unrealized appreciation of investment securities                            72,405
                                                                                    -------
        Net gain on investments                                                     90,810
                                                                                    -------
        Net increase in net assets resulting from operations                       $87,545
                                                                                    -------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                           Period from
                                                                        November 3, 1997
                                                                          (Commencement
                                                                        of Operations) to
                                                                          December 31,
                                                                              1997
                                                                        -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                                                     $   (3,265)
    Net realized gain on investments                                            18,405
    Net unrealized appreciation of investments                                  72,405
                                                                        -----------------
    Net increase in net assets resulting from operations                        87,545
                                                                        -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                                1,486,140
    Reductions                                                                      (2)
                                                                        -----------------
    Net increase in net assets resulting from transactions in
     investors' beneficial interests                                         1,486,138
                                                                        -----------------
NET INCREASE IN NET ASSETS                                                   1,573,683
NET ASSETS:
    Beginning of period                                                             --
                                                                        -----------------
    End of period                                                           $1,573,683
                                                                        -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Mid-Cap Growth Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. The Series had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of Managers Trust. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $26,176. The accrued organization costs are payable to Neuberger& Berman Management Incorporated ("N&B Management"), the investment manager of the Series.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains N&B Management as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series.

Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments
Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $39.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period ended December 31, 1997, there were purchase and sale transactions (excluding short-term securities) of $1,585,018 and $112,125, respectively.
   During the period ended December 31, 1997, brokerage commissions on securities transactions amounted to $1,469, of which Neuberger received $1,364, and other brokers received $105.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                            Period from
                                                                        November 3, 1997(1)
                                                                          to December 31,
                                                                               1997
                                                                        -------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)(3)                                                         5.97%
                                                                        -------------------
    Net Expenses(3)                                                              5.92%
                                                                        -------------------
    Net Investment Loss(3)                                                      (4.08%)
                                                                        -------------------
Portfolio Turnover Rate                                                            20%
                                                                        -------------------
Average Commission Rate Paid                                                  $0.0550
                                                                        -------------------
Net Assets, End of Period (in millions)                                          $1.6
                                                                        -------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Mid-Cap Growth Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Mid-Cap Growth Investments, one of the series comprising Advisers Managers Trust ("Managers Trust"), as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of Managers Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Mid-Cap Growth Investments of Advisers Managers Trust at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 26, 1998